Insurance and reinsurance (Tables)	3 Months Ended
Jan. 31, 2025
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Summary of Composition of Insurance Service Result and Insurance Investment Result for Insurance Contracts Issued and Reinsurance Contracts Held
The following table provides the composition of Insurance service result and Insurance investment result for insurance contracts issued and reinsurance contracts held.

	For the three months ended
(Millions of Canadian dollars)	January 31 2025	January 31 2024
Insurance service result
Insurance revenue	$1,408	$1,205
Insurance service expense	(1,124)	(984)
Net income (expense) from reinsurance contracts held	2	(34)
	$286	$187
Insurance investment result
Net investment income	$370	$2,018
Insurance finance income (expense)	(300)	(1,976)
Reinsurance finance income (expense)	12	99
	$82	$141
Insurance service and insurance investment results	$368	$328